Filed with the Securities and Exchange Commission on May 13, 2020
1933 Act Registration File No. 033-98310
1940 Act Registration File No. 811-09114

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[x]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 49	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[x]
Amendment No. 51		[x]

(check appropriate box or boxes)

THE NEEDHAM FUNDS, INC.
(Exact name of Registrant as Specified in Charter)
250 Park Avenue
New York, New York 10177

(Address of Principal Executive Offices)                                                                                     (Zip Code)

Registrant’s Telephone Number, including Area Code:  (212) 371-8300

James W. Giangrasso	Copy to:	Janna Manes, Esq.
The Needham Funds, Inc.		Proskauer Rose LLP
250 Park Avenue		Eleven Times Square
New York, New York 10177		New York, NY 10036

 (Name and Address of Agent for Service)

 Approximate Date of Proposed Public Offering: as soon as practicable, following effectiveness of this filing.

 It is proposed that this filing will become effective (check appropriate box):

[ x ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (PEA) No. 49 to The Needham Funds, Inc. (the "Company") Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 48 on Form N-1A filed April 29, 2020. This PEA No. 49 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 48 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 49 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, State of New York, on the 13th day of May, 2020.

THE NEEDHAM FUNDS, INC.

By    /s/ George A. Needham
George A. Needham
Chairman and President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ George A. Needham	Director, Chairman and President	May 13, 2020
George A. Needham	(Principal Executive Officer)
/s/ John W. Larson	Director	May 13, 2020
John W. Larson
/s/ F. Randall Smith	Director	May 13, 2020
F. Randall Smith
/s/ James W. Giangrasso	Chief Financial Officer, Treasurer	May 13, 2020
James W. Giangrasso	and Secretary (Principal Financial and Accounting Officer)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE